Consolidated Cash Flow Statements In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Acquisition of 52.5% equity interest in Jiangsu Quanyi in 2009 CNY	Dec. 31, 2010 Acquisition of Shandong Simcere in 2006 CNY	Dec. 31, 2011 US$ USD ($)
Operating activities:
Net income	151,829	184,653	28,869			$ 24,123
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Bad debt expense	994	843	101			158
Inventory write-downs	3,205	4,846	2,855			509
Depreciation of property, plant and equipment	85,319	76,976	55,405			13,556
Amortization of intangible assets	33,731	37,128	29,413			5,359
Land use right expense	3,203	3,203	2,538			509
Impairment loss on goodwill			76,398
Equity in losses of equity method affiliated companies	12,192	14,716	56,532			1,937
(Gains) losses on disposal of property, plant and equipment	636	(1,463)	(1,289)			101
Deferred tax benefit	(66,208)	(27,722)	(21,366)			(10,519)
Share-based compensation expense	29,341	31,099	23,677			4,662
Unrealized foreign currency exchange gains	(5,489)	(4,742)	(523)			(872)
Changes in assets and liabilities, net of effects from acquisitions
Accounts and bills receivables	(393,128)	(181,260)	87,799			(62,462)
Inventories	(40,181)	12,077	5,876			(6,384)
Other current assets	(14,672)	(950)	14,013			(2,331)
Amounts due from related parties	(815)	1,443	(324)			(130)
Accounts and bills payables	30,932	(102,611)	99,231			4,915
Accrued payroll and employee benefits	19,589	4,891	13,851			3,112
Other current liabilities	(27,261)	79,023	(54,742)			(4,331)
Amounts due to related parties	(110)	110				(18)
Net cash provided by (used in) operating activities	(176,893)	132,260	418,314			(28,106)
Investing activities:
Payment for purchase of intangible assets	(1,000)					(159)
Payments for purchase of property, plant and equipment	(160,155)	(172,390)	(120,795)			(25,446)
Payment of deposits for purchase of property, plant and equipment and intangible assets	(3,100)	(16,438)	(20,533)			(492)
Payments of deposits for purchase of land use rights	(52,390)					(8,324)
Proceeds from disposal of property, plant and equipment and land use right	18,365		4,780			2,918
Payment for acquisition of subsidiaries, net of cash acquired		(9,830)	(175,058)	(175,058)
Payment for acquisition of affiliated companies			(110,000)
(Increase) decrease in pledged bank deposits	(47,574)	10,524	(14,705)			(7,559)
Advances (made to) received from an affiliated company	17,673	(14,071)	(19,761)			2,808
Loans and advances made to related parties			(1,600)
Net cash used in investing activities	(228,181)	(202,205)	(457,672)			(36,254)
Financing activities:
Proceeds from exercise of non-vested shares and share options	39	35	32			6
Payments for repurchase and retirement of ordinary shares	(31,955)	(127,499)	(297,792)			(5,077)
Proceeds from short term bank loans and other borrowings	918,150	350,000				145,880
Principal repayment of bank loans and other borrowings	(481,306)	(170,000)	(2,963)			(76,472)
Payment for acquisition of additional non-controlling interest	(52,805)	(150,274)	(30,128)			(8,390)
Payments of dividend to the non-controlling interest	(9,175)					(1,458)
Net cash (used in) provided by financing activities	342,948	(97,738)	(330,851)			54,489
Effect of exchange rate changes on cash and cash equivalents	(1,607)	(1,222)	(117)			(255)
Net decrease in cash and cash equivalents	(63,733)	(168,905)	(370,326)			(10,126)
Cash and cash equivalents at beginning of year	273,583	442,488	812,814			43,468
Cash and cash equivalents at end of year	209,850	273,583	442,488			33,342
Cash and cash equivalents paid during the period for:
Income taxes	48,393	37,528	40,404			7,689
Interest, net of capitalized interest	42,342	19,920	12,126			6,727
Non-cash investing and financing transactions:
Payable and accruals for acquisition of property, plant and equipment, land use right and intangible assets	78,546	78,791	54,360			12,480
Payable for acquisition of Jiangsu Quanyi	28,422	29,875	30,801			4,511
Payable for acquisition of noncontrolling interest of Jilin Boda	13,388	26,153				2,127
Assets transfer out for acquisition of Jilin Boda		4,038
Acquisition
Cash consideration paid				(267,398)	9,830
Cash and cash equivalents acquired				92,340
Net cash outflow in respect of acquisition of subsidiaries		(9,830)	(175,058)	(175,058)